SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION
20.	SEGMENT INFORMATION
The Company’s principal operating activities are engaged in the hospitality business and provision of services pursuant to a casino contract in Macau. The Company monitors its operations and evaluates its earnings by reviewing the assets and operations of Studio City as one operating segment. As of December 31, 2024 and 2023, the Company operated in one geographical area, Macau, where it derives its revenues and its long-lived assets are located.
The Company’s capital expenditures amounted to $64,704, $68,924 and $427,659 for the years ended December 31, 2024, 2023 and 2022, respectively.
SCIH’s Property General Manager is the Chief Operating Decision Maker (“CODM”) of the Company. The CODM reviews and evaluates consolidated net income as the measure of segment profit or loss and to compare the operating performance of Studio City with those of its competitors as a way to assess performance. The CODM reviews total assets, as reported on the consolidated balance sheets. The CODM also utilizes expense information in order to assess financial performance. Employee expenses mostly consists of allocated labor costs for non-gaming operations from Melco’s subsidiaries. Depreciation and amortization expenses and interest expense, net of amount capitalized include those recorded with the consolidated statements of operations.

The following table presents the results of operations for Studio City and reconciliation to net loss attributable to Studio City International Holdings Limited for the years ended December 31, 2024, 2023 and 2022.

	Year Ended December 31,
	2024	2023	2022
Operating revenues:
Revenue from casino contract	$259,842	$155,527	$(56,665)
Rooms	160,721	111,733	17,915
Food and beverage	89,660	62,426	17,489
Entertainment	47,533	61,777	1,649
Services fee	59,529	40,473	21,889
Mall	18,289	10,744	7,189
Retail and other	3,571	2,858	2,082

Total operating revenues	639,145	445,538	11,548
Employee benefits expenses (1)	(146,096)	(103,585)	(60,278)
Depreciation and amortization	(205,060)	(169,397)	(126,956)
Interest expense, net of amounts capitalized	(133,594)	(129,567)	(92,358)
Other segment items (2)	(260,226)	(189,073)	(93,263)

Net loss	(105,831)	(146,084)	(361,307)
Net loss attributable to participation interest	9,105	12,567	34,856

Net loss attributable to Studio City International Holdings Limited	$(96,726)	$(133,517)	$(326,451)

(1)
“Employee benefits expenses” includes salaries, bonuses and incentives, benefits and allocated labor costs for non-gaming operations from Melco’s subsidiaries. Certain amounts of “Employee benefits expenses” are included in “Other segments items” as pre-opening costs, share-based compensation and property charges and other; and with certain amounts incurred during the construction and development stage of Studio City capitalized in property and equipment.

(2)
“Other segment items” mainly include cost of inventories, advertising and promotions expenses, repair and maintenance expenses, utilities and fuel expenses, corporate and other non-gaming services recharged from Melco’s subsidiaries, pre-opening costs, property charges and other, interest income, net foreign exchange (losses) gains, (loss) gain on extinguishment of debt and income tax (expense) benefit.